Earnings Per Share - Summary of Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Earnings per share
Basic	£ 1.177	£ 1.218	£ 18.339
Diluted	£ 1.174	£ 1.214	£ 18.276
Earnings per share, basic	£ 2,690	£ 2,261	£ 37,485
Earnings per share, diluted	£ 2,690	£ 2,261	£ 37,485
Earnings per share - basic,Shares	2,285	1,858	2,044
Earnings per share - diluted,Shares	2,291	1,863	2,051
Adjusted earnings per share
Adjusted earnings per share - basic	£ 1.375	£ 1.349	£ 2.831
Adjusted earnings per share - diluted	£ 1.372	£ 1.344	£ 2.821
Adjusted basic earnings per share (ordinary shares of 25p each), Earnings	£ 3,143	£ 2,505	£ 5,786
Adjusted diluted earnings per share, Earnings	£ 3,143	£ 2,505	£ 5,786
Adjusted earnings per share - basic,Shares	2,285	1,858	2,044
Adjusted earnings per share - diluted,Shares	2,291	1,863	2,051
Headline earnings per share
Headline earnings per share - basic	£ 1.172	£ 1.264	£ 6.998
Headline earnings per share - diluted	£ 1.167	£ 1.260	£ 6.973
Headline basic earnings per share (ordinary shares of 25p each), Earnings	£ 2,677	£ 2,346	£ 14,304
Headline diluted earnings per share, Earnings	£ 2,677	£ 2,346	£ 14,304
Headline earnings per share - basic,Shares	2,285	1,858	2,044
Headline earnings per share - diluted,Shares	2,291	1,863	2,051